Cover	Nov. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2021
Entity File Number	000-54286
Entity Registrant Name	SURNA INC.
Entity Central Index Key	0001482541
Entity Tax Identification Number	27-3911608
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1780 55th Street
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(303)
Local Phone Number	993-5271
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false